Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2021
Analysis Of Finance Income And Expense [Abstract]
Schedule of Finance Income and Expense

Our finance income and expense primarily consist of foreign exchange gain and loss as well as interest expense associated with our lease liabilities and debt instruments.

	Year ended December 31,
	2021	2020	2019
	(in thousands)
Foreign exchange gain (loss), net	78	(527)	(442)
Interest expense	(3,156)	(2,704)	(1,186)
Change in fair value of derivative liability	790	-	-
Loss on Oxford debt extinguishment	(1,363)	-	-
Finance result, net	(3,651)	(3,231)	(1,628)